13003322

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

AUG 0 7 2013

Washington, DC 20549

CERTNYS
File No. 001-34960

August 7, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, General Motors Company, Warrants (expiring December 31, 2015), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 7, 2013. Tentative listing date – August 7, 2013.

Sincerely,

emecabe@nyx.com
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